Related Party Balances (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Balances [Abstract]
Schedule of Amount Due to the Related Parties

As of September 30, 2025, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Yitong Asia Investment Pte. Ltd.	$46,300	Shareholders	Other payables, interest free and payment on demand.